Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended					0 Months Ended				12 Months Ended			0 Months Ended
	Jan. 22, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	Apr. 25, 2012 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	Jul. 30, 2013 Term Loan [Member]	Mar. 31, 2014 7.50% Senior Notes, due August 2020 [Member]	Dec. 31, 2013 7.50% Senior Notes, due August 2020 [Member]	Jul. 30, 2013 7.50% Senior Notes, due August 2020 [Member]	Dec. 31, 2013 9.125% Senior Notes, due April 2018 (Issued March 22, 2010) [Member]	Mar. 22, 2010 9.125% Senior Notes, due April 2018 (Issued March 22, 2010) [Member]	Jan. 22, 2014 Subsequent Event [Member]	Jan. 22, 2014 Subsequent Event [Member] 6.75 Percent Senior Notes, due July 15, 2022 [Member]	Jan. 22, 2014 Subsequent Event [Member] 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	Jan. 07, 2014 Subsequent Event [Member] 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	Jan. 22, 2014 Subsequent Event [Member] Tendered Bonds [Member]	Jan. 22, 2014 Subsequent Event [Member] Term Loan [Member]	Jan. 22, 2014 Subsequent Event [Member] 7.50% Senior Notes, due August 2020 [Member] Prior to August1, 2016 [Member]	Jan. 22, 2014 Subsequent Event [Member] 7.50% Senior Notes, due August 2020 [Member] On and after August 1, 2016 [Member]	Jan. 22, 2014 Subsequent Event [Member] 9.125% Senior Notes, due April 2018 (Issued March 22, 2010) [Member]
Subsequent Event [Line Items]
Aggregate principal amount								$ 125,000,000				$ 225,000,000		$ 300,000,000		$ 360,000,000			$ 416,200,000
Debt instrument fixed interest rate							9.125%			7.50%	7.50%	7.50%		9.125%	9.125%	6.75%	9.125%	9.125%
Revolving loan outstanding															40,000,000
Repayments of long-term debt		416,199,000	0	125,000,000	0	0			45,000,000								416,200,000
Tender offer price for each 1000 principal amount																1,061.98		1,061.98
Tender Offer Price per Note, Consent Payment																30.00		30.00
Unit for which the tender offer price is calculated																1,000.00	1,000
Payments of debt issuance costs		7,273,000	307,000	11,172,000	4,859,000	504,000													453,700,000
Tender offer costs	25,800,000																		25,800,000
Accrued interest																			11,700,000
Notes paid off																	8,800,000						8,800,000
Debt issuance costs		7,300,000														7,100,000
Periodic payment, quarterly																				$ 2,500,000
Percentage of the aggregate principal amount redeemed																					35.00%
Percentage of redemption price before notice																					106.75%	103.375%
Percentage of repurchase													101.00%									101.00%
Percentage of redemption price after notice													104.563%